Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 434	$ (96,600)	$ 19,911,412	$ (18,917,777)	$ 897,469
Balance, shares at Dec. 31, 2021		4,342,626
Sale of Common Stock for cash		$ 12	(15,544)	2,919,692		2,904,160
Sale of Common Stock for cash, shares		121,323
Receipt of subscription receivable			96,600			96,600
Net loss					(7,738,203)	(7,738,203)
Stock-based compensation				6,492,653		6,492,653
Offering costs				(1,691,386)		(1,691,386)
Preferred share redemption		$ (1)		(224,999)		$ (225,000)
Preferred share redemption, shares		(9,284)
Issuance of Common Stock upon exercise of warrants, shares
Balance at Dec. 31, 2022		$ 445	(15,544)	27,407,372	(26,655,980)	$ 736,293
Balance, shares at Dec. 31, 2022		4,454,665
Stock-based compensation				1,407,044		1,407,044
Sale of Common Stock for cash		$ 7	(86,370)	1,598,623		1,512,260
Sale of Common Stock for cash, shares		65,960
Receipt of subscription receivable			76,435			76,435
Offering costs				(436,969)		(436,969)
Net loss					(2,719,522)	(2,719,522)
Stock-based compensation						$ 1,407,044
Issuance of Common Stock upon exercise of warrants, shares
Balance at Mar. 31, 2023		$ 452	(25,479)	29,976,070	(29,375,502)	$ 575,541
Balance, shares at Mar. 31, 2023		4,520,625
Balance at Dec. 31, 2022		$ 445	(15,544)	27,407,372	(26,655,980)	736,293
Balance, shares at Dec. 31, 2022		4,454,665
Sale of Common Stock for cash		$ 7	(86,370)	1,598,623		1,512,260
Sale of Common Stock for cash, shares		65,960
Receipt of subscription receivable			95,190			95,190
Net loss					(12,616,408)	(12,616,408)
Issuance of Common Stock pursuant to Forward Purchase Agreement		$ 50		1,221,895		1,221,945
Issuance of Common Stock pursuant to Forward Purchase Agreement, shares		500,000
Stock-based compensation		$ 15		6,645,876		6,645,891
Offering costs				(437,665)		(437,665)
Stock-based compensation, shares		148,950
Recapitalization		$ 449		(2,128,994)		(2,128,545)
Recapitalization, shares		4,494,789
Issuance of Common Stock upon exercise of warrants		$ 9		1,034,991		$ 1,035,000
Issuance of Common Stock upon exercise of warrants, shares		90,000
Balance at Dec. 31, 2023		$ 975	(6,724)	35,342,098	(39,272,388)	$ (3,936,039)
Balance, shares at Dec. 31, 2023		9,754,364
Stock-based compensation				1,199,318		1,199,318
Sale of Common Stock for cash		$ 25		1,500,000		1,500,025
Sale of Common Stock for cash, shares	150	250,000
Offering costs				(155,000)		(155,000)
Net loss					(3,229,049)	(3,229,049)
Issuance of Common Stock upon exercise of warrants		$ 155		742,319		742,474
Issuance of Common Stock upon exercise of warrants, shares		1,550,780
Issuance of Common Stock pursuant to Forward Purchase Agreement		$ 100		1,109,900		1,110,000
Issuance of Common Stock pursuant to Forward Purchase Agreement, shares		1,000,000
Stock-based compensation						$ 1,199,318
Issuance of Common Stock upon exercise of warrants, shares
Balance at Mar. 31, 2024		$ 1,255	$ (6,724)	$ 39,738,635	$ (42,501,437)	$ (2,768,271)
Balance, shares at Mar. 31, 2024	150	12,555,144